Schedule of consolidated balance sheet (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Leases
Right-of-use assets – operating leases	$ 164,861	$ 370,607
Current	168,948	240,090
Non-current		135,920
Total operating lease liabilities	$ 168,948	$ 376,010